					Remittance Dates:
				July 23, 2019 through August 22, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2018 through October 26, 2019
		Remittance Dates:	July 23, 2019 through August 22, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$3,259,229.31	$3,243,304.69
2	Small General Service	$0.00534	per kWh	$207,904.44	$207,605.9
3	General Service	$0.00408	per kWh	$1,299,169.9	$1,298,374.8
4	Large General Service	$0.00223	per kWh	$293,926.07	$293,884.04
5	Large Industrial Power Service	$0.16149	per kW	$219,311.18	$219,299.36
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02319	per kW	$13,665.24	$13,665.24
8	Street and Outdoor Lighting	$0.02053	per kWh	$160,638.62	$158,953.85
9	Total			$5,453,844.76	$5,435,087.88

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,435,087.88
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,435,087.88

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of August, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
					August 23, 2019 through September 23, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2018 through October 26, 2019
		Remittance Dates:	August 23, 2019 through September 23, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$3,465,963.31	$3,449,028.64
2	Small General Service	$0.00534	per kWh	$216,287.53	$215,976.95
3	General Service	$0.00408	per kWh	$1,341,867.13	$1,341,045.9
4	Large General Service	$0.00223	per kWh	$300,799.36	$300,756.36
5	Large Industrial Power Service	$0.16149	per kW	$220,493.15	$220,481.24
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02319	per kW	$12,635.77	$12,635.77
8	Street and Outdoor Lighting	$0.02053	per kWh	$161,071.97	$159,382.66
9	Total			$5,719,118.22	$5,699,307.52

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,699,307.52
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,699,307.52

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 24th day of September, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino
				Title: Assistant Treasurer

					Remittance Dates:
				September 24, 2019 through October 22, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2018 through October 26, 2019
		Remittance Dates:	September 24, 2019 through October 22, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$3,591,701.1	$3,574,152.01
2	Small General Service	$0.00534	per kWh	$222,172.79	$221,853.75
3	General Service	$0.00408	per kWh	$1,366,749.79	$1,365,913.32
4	Large General Service	$0.00223	per kWh	$301,896.03	$301,852.88
5	Large Industrial Power Service	$0.16149	per kW	$202,808.25	$202,797.29
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02319	per kW	$12,086.8	$12,086.8
8	Street and Outdoor Lighting	$0.02053	per kWh	$158,284.99	$156,624.88
9	Total			$5,855,699.75	$5,835,280.93

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,835,280.93
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,835,280.93

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of October, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Steven C. McNeal
				Steven C. McNeal Title: Vice President and Treasurer

					Remittance Dates:
				October 23, 2019 through November 19, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2018 through October 26, 2019
		Remittance Dates:	October 23, 2019 through November 19, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$2,994,646.79	$2,980,014.93
2	Small General Service	$0.00534	per kWh	$201,129.42	$200,840.6
3	General Service	$0.00408	per kWh	$1,289,286.72	$1,288,497.69
4	Large General Service	$0.00223	per kWh	$291,219.24	$291,177.6
5	Large Industrial Power Service	$0.16149	per kW	$211,409.48	$211,398.06
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02319	per kW	$13,387.29	$13,387.29
8	Street and Outdoor Lighting	$0.02053	per kWh	$161,182.73	$159,492.22
9	Total			$5,162,261.67	$5,144,808.39

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,144,808.39
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,144,808.39

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of November, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
				November 25, 2019 through December 20, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2018 through October 26, 2019
		Remittance Dates:	November 25, 2019 through December 20, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$2,030,222.73	$2,020,303.04
2	Small General Service	$0.00534	per kWh	$124,405.24	$124,226.59
3	General Service	$0.00408	per kWh	$1,056,767.76	$1,056,121.01
4	Large General Service	$0.00223	per kWh	$260,152.75	$260,115.54
5	Large Industrial Power Service	$0.16149	per kW	$195,894.14	$195,883.54
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02319	per kW	$10,843.81	$10,843.81
8	Street and Outdoor Lighting	$0.02053	per kWh	$169,044.99	$167,272.04
9	Total			$3,847,331.42	$3,834,765.57

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,834,765.57
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,834,765.57

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of December, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
				December 24, 2019 through January 21, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2018 through October 26, 2019
		Remittance Dates:	December 24, 2019 through January 21, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$2,133,549.31	$2,123,124.79
2	Small General Service	$0.00534	per kWh	$123,745.4	$123,567.71
3	General Service	$0.00408	per kWh	$1,045,238.79	$1,044,599.12
4	Large General Service	$0.00223	per kWh	$243,539.28	$243,504.47
5	Large Industrial Power Service	$0.16149	per kW	$193,675.59	$193,665.12
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02319	per kW	$11,286.47	$11,286.47
8	Street and Outdoor Lighting	$0.02053	per kWh	$169,251.14	$167,476.04
9	Total			$3,920,285.98	$3,907,223.72

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,907,223.72
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,907,223.72

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of January, 2020.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer